Other Borrowed Funds	12 Months Ended
Dec. 31, 2020
Other Borrowed Funds

(9) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which may be short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas and the Federal Home Loan Bank of Topeka at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of our loan portfolio.

Further information regarding our other borrowed funds at December 31, 2020 and 2019 is set forth in the following table:

	December 31,
	2020	2019

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$—	$190,000
Rate on balance outstanding at year end	—%	1.48%
Average daily balance	$110,776	$190,431
Average rate	1.19%	2.60%
Maximum amount outstanding at any month end	$292,000	$371,775
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,327	$436,511
Rate on balance outstanding at year end	1.73%	1.73%
Average daily balance	$436,411	$436,593
Average rate	1.71%	1.71%
Maximum amount outstanding at any month end	$436,495	$436,675

(1)	Long-term advances at December 31, 2020 and December 31, 2019 consisted of both amortizing and non-amortizing advances. The non-amortizing advances mature in the following increments: $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on a quarterly basis. Two amortizing advances are outstanding at December 31, 2020 in the amounts of $3,091,000 and $8,236,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $189,000, $194,000, $199,000, $204,000 and $210,000 for the years ending December 31, 2021, December 31,
2022, December 31, 2023, December 31, 2024 and December 31, 2025, respectively.